Income Taxes - Schedule of Gross Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefits at beginning of period	$ (94)	$ (100)
Balance acquired from Baker Hughes	(326)	0
Additions for tax positions of the current year	(13)	(4)
Additions for tax positions of prior years	(19)	0
Reductions for tax positions of prior years	32	5
Settlements with tax authorities	14	0
Lapse of statute of limitations	(11)	(5)
Unrecognized tax benefits at end of period	$ (395)	$ (94)